Related Parties - Schedule of Other Related Party Transactions (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2024
Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Schedule of Other Related Party Transactions [Line Items]
Owned percentage	98.60%	[1]
Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Schedule of Other Related Party Transactions [Line Items]
Owned percentage	30.00%	[2]

[1]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[2]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.